Goodwill (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of the Carrying Value of Goodwill

A suumary of the carrying value of goodwill is as follows:

	As at
	March 31,	March 31,
	2018	2017
Gross carrying amount	$159,500	$155,681
Accumulated impairment of goodwill	(24,314)	(21,673)

Total	$135,186	$134,008

Summary of Movement in Goodwill by Reportable Segment

The movement in goodwill balance by reportable segment as at March 31, 2018 and 2017 is as follows:

Gross carrying amount

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2016	$46,503	$29,739	$76,242
Goodwill initially arising on acquisitions	82,127	—	82,127
Foreign currency translation	1,248	(3,936)	(2,688)

Balance as at March 31, 2017	$129,878	$25,803	$155,681

Goodwill arising on acquisitions	(92)	—	(92)
Foreign currency translation	767	3,144	3,911

Balance as at March 31, 2018	$130,553	$28,947	$159,500

Accumulated impairment losses

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2016	$—	$—	$—
Impairment of goodwill recognized during the year	—	21,673	21,673

Balance as at March 31, 2017	$—	$21,673	$21,673

Impairment of goodwill recognized during the year	—	—	—
Foreign currency translation adjustment	—	2,641	2,641

Balance as at March 31, 2018	—	24,314	24,314

Carrying Value of Goodwill Allocated to Cash Generating Units

The carrying value of goodwill allocated to the cash generating units (“CGU”) is as follows:

	As at
	March 31,	March 31,
	2018	2017
WNS Global BPM*	$3,815	$3,815
South Africa	5,581	4,963
Research & Analytics	48,901	49,146
Technology services	3,632	3,238
WNS Auto Claims BPM	4,633	4,130
Finance and accounting	29,542	29,874
Healthcare	39,082	38,842

	$135,186	$134,008

*	Excluding South Africa, Research & analytics, Technology services, Finance and accounting and Healthcare goodwill.

Key Assumptions Used in Performing Impairment Test, by each CGU

The key assumptions used in performing the impairment test, by each CGU, were as follows:

	CGU’s
	WNS Global BPM*	South Africa	Finance & accounting	Research & analytics	Healthcare	Technology services	WNS Auto Claims BPM
Discount rate	16.0%	17.1%	15.1%	16.0%	13.0%	14.0%	14.0%
Perpetual growth rate	3.0%	3.0%	2.0%	3.0%	2.5%	3.0%	2.0%

*	Excluding South Africa, Research & analytics, Technology services, Healthcare and Finance & Accounting.